Consolidated Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended		12 Months Ended		101 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2013
Operating Activities
Net loss	$ (243,846)	$ (78,573)	$ (142,349)	$ (62,405)	$ (636,444)
Adjustments to reconcile net loss to net cash used in operating activities:
Common stock issued for services	139,027	14,583	51,209		190,236
Changes in operating assets and liabilities:
Accounts receivable	90	(94)	(340)		(250)
Prepaid expenses and deposits	3,500	(3,000)	(4,500)		(1,000)
Accounts payable and accrued liabilities	6,795	10,695			6,795
Due to related parties	64,500	50,382	62,000	60,000	373,166
Net Cash Used In Operating Activities	(29,934)	(6,007)	(33,980)	(2,405)	(67,497)
Investing Activities
Acquisition of mineral properties	(3,600)	(10,042)	(11,374)		(14,974)
Net Cash Used In Investing Activities	(3,600)	(10,042)	(11,374)		(14,974)
Financing Activities
Proceeds from common stock issued		96,500	97,500		105,500
Net Cash Provided By Financing Activities		96,500	97,500		105,500
Increase (Decrease) in Cash	(33,534)	80,451	52,146	(2,405)	23,029
Cash, Beginning of Period	56,563	4,417	4,417	6,822
Cash, End of Period	23,029	84,868	56,563	4,417	23,029
Non-cash Investing and Financing Activities:
Common stock issued pursuant to mineral property option agreement			15,000		15,000
Common stock issued recorded as deferred compensation		55,417	318,791		318,791
Common stock issued to settle related party debt	308,500				308,500
Supplemental Disclosures:
Interest paid
Income taxes paid